Note 7 - Other Equity (Details Textual) $ in Thousands			3 Months Ended		9 Months Ended
	Jul. 13, 2018	Mar. 28, 2017	Sep. 30, 2018 USD ($) shares	Sep. 30, 2017 USD ($)	Sep. 30, 2018 USD ($) shares	Sep. 30, 2017 USD ($)
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement					2,284,000	780,000
Number of shares reserved for issue under options and contracts for sale of shares | shares			6,127,965		6,127,965
First set of stock options issued in a share-based payment arrangement [member]
Statement Line Items [Line Items]
Share-based payment arrangements, option vesting percentage, year one					50.00%
Share-based payment arrangements, option vesting percentage, year two					16.67%
Share-based payment arrangements, option vesting percentage, year three					16.67%
Share-based payment arrangements, option vesting percentage, year four					16.67%
Second set of stock options issued in a share-based payment arrangement [member]
Statement Line Items [Line Items]
Share-based payment arrangements, option vesting percentage, year one					50.00%
Share-based payment arrangements, option vesting percentage, year two					25.00%
Number of share options granted in share-based payment arrangement					166,000
Share-based payment arrangements, option vesting percentage, year three					25.00%
Third set of stock options issued in a share-based payment arrangement, vesting immediately [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement					850,000
Stock options [member]
Statement Line Items [Line Items]
Expense from share-based payment transactions with employees			$ 515	$ 156	$ 3,258	$ 495
Restricted share units [member]
Statement Line Items [Line Items]
Expense from share-based payment transactions with employees			$ 437	$ 0	$ 437	$ 171
Number of other equity instruments granted in share-based payment arrangement	150,000	150,000			150,000	150,000
Share-based payment arrangements, other equity instruments, vesting period	90 days	90 days